Consolidated Statements of Partners' Capital - USD ($) $ in Thousands	Common Units - Public [Member] Limited Partners [Member]	Common Units - Green Plains [Member] Limited Partners [Member]	Subordinated Units [Member] Limited Partners [Member]	Membership Interests [Member]	Sponsor Equity in Contributed Assets [Member]	General Partner [Member]	Total
Balance, Beginning period at Dec. 31, 2012				$ 31,823			$ 31,823
Net income (loss)				(7,810)			(7,810)
Debt converted to equity				13,890			13,890
Member contributions, net				21,348			$ 21,348
Net income attributable to the partnership
Balance, Ending period at Dec. 31, 2013				59,251			$ 59,251
Net income (loss)				(12,833)			(12,833)
Member contributions, net				20,889			$ 20,889
Net income attributable to the partnership
Balance, Ending period at Dec. 31, 2014				67,307			$ 67,307
Net income (loss)				(6,628)			(6,628)
Member contributions, net				7,890			7,890
Allocation of MLP predecessor net investment to partners' capital		$ 14,382	$ 52,062	$ (68,569)		$ 2,125
Elimination of MLP predecessor income taxes		(3,212)	(11,627)			(475)	(15,314)
Proceeds from IPO, net of discounts, structuring fees, and other IPO expenses	$ 157,452						157,452
Cash distribution to Green Plains related to IPO		(33,616)	(121,684)				(155,300)
Quarterly cash distribution to unitholders	(4,604)	(1,756)	(6,356)			(259)	(12,975)
Acquisition of assets from sponsor in transfer between entities under common control					$ 6,342		6,342
Contributions from sponsor					230		230
Net loss attributable to sponsor					(273)		(273)
Net income attributable to the partnership	8,164	3,114	11,271			460	23,009
Unit-based compensation, including general partner contribution	67					3	70
Balance, Ending period at Dec. 31, 2015	$ 161,079	$ (21,088)	$ (76,334)		$ 6,299	$ 1,854	$ 71,810